9. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Unvested common stock options

The following table summarizes information concerning unvested common stock options under both the 2006 and 2002 Plans at December 31, 2012:

	Number of Unvested Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2009	270,000	$0.73	$0.60
Granted	100,000	0.330	0.21
Vested	(55,000)	0.46	0.47
Cancelled	(200,000)	0.61	0.57

Unvested at December 31, 2010	115,000	0.52	0.37
Vested	(65,000)	0.51	0.37
Cancelled	–	–	–

Unvested at December 31, 2011	50,000	0.13	0.37
Granted	1,400,000	0.16	0.07
Vested	(25,000)	0.40	0.12

Unvested at December 31, 2012	1,425,000	$0.17	$0.07

2002 Plan
Stock Option Activity

Activity under the 2002 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	536,000	814,000	$0.11
Cancelled	680,000	(680,000)	0.11
Balance, December 31, 2010	1,216,000	134,000	0.11
Cancelled	134,000	(134,000)	0.11
Balance, December 31, 2011	1,350,000	–	0.11
Cancelled	–	–	–
Balance, December 31, 2012	1,350,000	–	$–

Plan 2006
Stock Option Activity

Activity under the 2006 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2009	6,000,000	700,000	$1.11
Cancelled	200,000	(200,000)	$2.29
Granted	(100,000)	100,000	$0.33
Balance, December 31, 2010	6,100,000	600,000	$1.14
Granted	–	–	–
Cancelled	–	–	–
Balance, December 31, 2011	6,100,000	600,000	$1.14
Granted	(1,400,000)	1,400,000	$0.16
Cancelled	–	–	–
Balance, December 31, 2012	4,700,000	2,000,000	$0.46

Balance exercisable, December 31, 2012		575,000	$1.17

Outstanding and exercisable common stock options

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 Plan at December 31, 2012:

Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable
$0.07	500,000	9.60	$0.07	-
$0.13	25,000	8.82	$0.13	25,000
$0.14	200,000	9.53	$0.14	-
$0.15	300,000	9.64	$0.15	-
$0.20	25,000	8.82	$0.20	25,000
$0.30	400,000	9.64	$0.30	-
$0.40	25,000	8.82	$0.40	25,000
$0.60	25,000	8.82	$0.60	-
$0.61	200,000	5.25	$0.61	200,000
$0.74	100,000	6.58	$0.74	100,000
$2.29	200,000	3.56	$2.29	200,000
	2,000,000			575,000